                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31___

Date of reporting period: 3/31/08

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME TRUST II
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                       COUPON   MATURITY      VALUE
-------   --------------------------------------------------   ------   --------   ------------
          CORPORATE BONDS 170.6%
          BROADCASTING 2.1%
 $  420   LIN Television Corp. .............................    6.500%  05/15/13   $    391,650
    335   LIN Television Corp., Ser
             B .............................................    6.500   05/15/13        312,387
    515   Salem Communications Corp. .......................    7.750   12/15/10        487,319
    495   Univision Communications,
             Inc. (a) (b) ..................................    9.750   03/15/15        301,950
                                                                                   ------------
                                                                                      1,493,306
                                                                                   ------------
          CABLE 8.8%
  1,175   Cablevision Systems Corp., Ser
             B (c) .........................................    9.644   04/01/09      1,172,062
    495   CCH I LLC ........................................   11.000   10/01/15        346,500
    350   CCH II LLC .......................................   10.250   09/15/10        320,250
    115   DirecTV Holdings LLC/DirecTV
                      Financing Co.  .......................    6.375   06/15/15        107,813
    495   Echostar DBS Corp. ...............................    5.750   10/01/08        493,763
  1,740   Echostar DBS Corp. ...............................    6.375   10/01/11      1,674,750
    340   Echostar DBS Corp. ...............................    6.625   10/01/14        310,250
     80   Intelsat Subsidiary Holding Co.,
             Ltd. (Bermuda)  ...............................    8.250   01/15/13         81,000
    950   Intelsat Subsidiary Holding Co.,
             Ltd. (Bermuda)  ...............................    8.625   01/15/15        961,875
    145   NTL Cable PLC (United Kingdom) ...................    8.750   04/15/14        130,862
    100   NTL Cable PLC (United Kingdom) ...................    9.125   08/15/16         90,000
    693   PanAmSat Corp. ...................................    9.000   08/15/14        701,663
                                                                                   ------------
                                                                                      6,390,788
                                                                                   ------------
          CHEMICALS 6.1%
    740   Innophos, Inc. ...................................    8.875   08/15/14        721,500
    705   Koppers, Inc. ....................................    9.875   10/15/13        743,775
  1,450   Nalco Co. ........................................    7.750   11/15/11      1,475,375
    750   Terra Capital, Inc. ..............................    7.000   02/01/17        743,437
    834   Westlake Chemical Corp. ..........................    6.625   01/15/16        733,920
                                                                                   ------------
                                                                                      4,418,007
                                                                                   ------------

          CONSUMER PRODUCTS 2.8%
    990   Jarden Corp. .....................................    7.500   05/01/17        871,200
    565   Oxford Industrials, Inc. .........................    8.875   06/01/11        539,575
    740   Steinway Musical Instruments,
             Inc. (b) ......................................    7.000   03/01/14        636,400
                                                                                   ------------
                                                                                      2,047,175
                                                                                   ------------
          DIVERSIFIED MEDIA 6.8%
  1,425   CanWest Media, Inc. (Canada) .....................    8.000   09/15/12      1,360,875
    685   Dex Media West, LLC, Ser B .......................    9.875   08/15/13        597,662
  2,610   Idearc, Inc. .....................................    8.000   11/15/16      1,703,025
    515   Interpublic Group of Cos., Inc. ..................    6.250   11/15/14        417,794
    985   Valassis Communications, Inc. ....................    8.250   03/01/15        815,088
                                                                                   ------------
                                                                                      4,894,444
                                                                                   ------------
          ENERGY 15.7%
  1,440   CHC Helicopter Corp. (Canada) ....................    7.375   05/01/14      1,441,800
  1,825   Chesapeake Energy Corp. ..........................    6.625   01/15/16      1,797,625
    230   Cimarex Energy Co. ...............................    7.125   05/01/17        229,425
    565   Compagnie Generale de
             Geophysique, SA (France)  .....................    7.500   05/15/15        576,300
  1,500   Frontier Oil Corp. ...............................    6.625   10/01/11      1,488,750
    760   Helix Energy Solutions Group,
             Inc. (b) ......................................    9.500   01/15/16        763,800
  1,610   Hilcorp Energy/Finance Corp. (b)..................    7.750   11/01/15      1,517,425
    896   Kinder Morgan, Inc. ..............................    6.500   09/01/12        913,010
  1,310   Massey Energy Co. ................................    6.875   12/15/13      1,273,975
    620   OPTI Canada, Inc. (Canada) .......................    8.250   12/15/14        616,900
    650   Pacific Energy Partners, LP ......................    7.125   06/15/14        688,547
                                                                                   ------------
                                                                                     11,307,557
                                                                                   ------------
          FINANCIAL 2.5%
  2,535   Capmark Financial Group, Inc. (b).................    5.875   05/10/12      1,607,428
     85   Capmark Financial Group, Inc. (b).................    6.300   05/10/17         51,041
    178   UCAR Finance, Inc. ...............................   10.250   02/15/12        185,120
                                                                                   ------------
                                                                                      1,843,589
                                                                                   ------------
          FOOD & DRUG 3.0%
  1,230   Rite Aid Corp. ...................................    8.125   05/01/10      1,205,400

    560   SUPERVALU, Inc. ..................................    7.500   05/15/12        573,441
    365   SUPERVALU, Inc. ..................................    7.500   11/15/14        370,475
                                                                                   ------------
                                                                                      2,149,316
                                                                                   ------------
          FOOD & TOBACCO 9.1%
    465   Constellation Brands, Inc. .......................    7.250   05/15/17        453,375
    635   Michael Foods, Inc. ..............................    8.000   11/15/13        622,300
  1,430   Pilgrim's Pride Corp. ............................    7.625   05/01/15      1,383,525
    725   Reynolds American, Inc. ..........................    6.500   07/15/10        743,125
  1,810   Smithfield Foods, Inc., Ser B ....................    8.000   10/15/09      1,846,200
  1,500   Tyson Foods, Inc. ................................    6.850   04/01/16      1,509,315
                                                                                   ------------
                                                                                      6,557,840
                                                                                   ------------
          FOREST PRODUCTS 4.7%
  1,270   Crown Americas LLC ...............................    7.625   11/15/13      1,301,750
    850   Georgia-Pacific Corp. (b).........................    7.125   01/15/17        790,500
  1,000   Graphic Packaging International,
             Inc.  .........................................    9.500   08/15/13        965,000
    320   P.H. Glatfelter Co. ..............................    7.125   05/01/16        316,000
                                                                                   ------------
                                                                                      3,373,250
                                                                                   ------------
          GAMING & LEISURE 17.1%
  2,595   Harrah's Operating Co., Inc. .....................    5.375   12/15/13      1,686,750
    965   Host Marriott LP .................................    6.375   03/15/15        902,275
  1,135   Host Marriott LP, Ser J ..........................    7.125   11/01/13      1,117,975
  2,475   Isle of Capri Casinos, Inc. ......................    7.000   03/01/14      1,775,812
  1,370   Las Vegas Sands Corp. ............................    6.375   02/15/15      1,215,875
  2,900   MGM Mirage, Inc. .................................    6.000   10/01/09      2,892,750
  1,510   Mohegan Tribal Gaming Authority ..................    7.125   08/15/14      1,245,750
  1,160   Station Casinos, Inc. ............................    6.000   04/01/12        957,000
    175   Station Casinos, Inc. ............................    6.875   03/01/16        102,813
    490   Station Casinos, Inc. ............................    7.750   08/15/16        396,900
                                                                                   ------------
                                                                                     12,293,900
                                                                                   ------------
          HEALTH CARE 21.7%
    725   Community Health Systems, Inc. ...................    8.875   07/15/15        731,344
  1,845   DaVita, Inc. .....................................    6.625   03/15/13      1,798,875
  1,485   Fisher Scientific International, Inc. ............    6.125   07/01/15      1,481,100
  1,000   FMC Finance III, SA (Luxembourg) .................    6.875   07/15/17      1,005,000
  1,290   Fresenius Medical Care Capital
             Trust IV  .....................................    7.875   06/15/11      1,344,825
    595   HCA, Inc. ........................................    5.750   03/15/14        493,850

    170   HCA, Inc. ........................................    6.250   02/15/13        148,750
    895   HCA, Inc. ........................................    6.375   01/15/15        761,869
    335   HCA, Inc. ........................................    8.750   09/01/10        336,675
    465   HCA, Inc. ........................................    9.125   11/15/14        480,113
    165   Invacare Corp. ...................................    9.750   02/15/15        166,650
    425   LVB Acquisition Merger (a) (b)....................   10.375   10/15/17        443,063
    500   Medco Health Solutions, Inc. .....................    7.125   03/15/18        513,229
    735   Omnicare, Inc. ...................................    6.750   12/15/13        659,662
    710   Omnicare, Inc. ...................................    6.875   12/15/15        621,250
    750   Res-Care, Inc. ...................................    7.750   10/15/13        716,250
  1,430   Tenet Healthcare Corp. ...........................    7.375   02/01/13      1,283,425
    575   Tenet Healthcare Corp. ...........................    9.875   07/01/14        559,187
  1,405   Ventas Realty, LP (REIT) .........................    6.750   06/01/10      1,413,781
    650   Warner Chilcott Corp. ............................    8.750   02/01/15        653,250
                                                                                   ------------
                                                                                     15,612,148
                                                                                   ------------
          HOUSING 2.6%
  1,090   Interface, Inc. Ser B ............................    9.500   02/01/14      1,133,600
     80   Pulte Homes, Inc. ................................    6.375   05/15/33         62,800
  1,035   Realogy Corp. ....................................   10.500   04/15/14        701,212
                                                                                   ------------
                                                                                      1,897,612
                                                                                   ------------
          INFORMATION TECHNOLOGY 3.5%
    395   First Data Corp. (b)..............................    9.875   09/24/15        325,381
  1,095   Freescale Semiconductor, Inc. ....................    8.875   12/15/14        862,313
  1,340   Iron Mountain, Inc. ..............................    8.625   04/01/13      1,360,100
                                                                                   ------------
                                                                                      2,547,794
                                                                                   ------------
          MANUFACTURING 5.0%
    330   Baldor Electric Co. ..............................    8.625   02/15/17        328,350
  1,200   Case New Holland, Inc. ...........................    7.125   03/01/14      1,182,000
    925   JohnsonDiversey, Inc., Ser B .....................    9.625   05/15/12        915,750
    540   Propex Fabrics, Inc. .............................   10.000   12/01/12         67,500
  1,140   RBS Global, Inc. & Rexnord Corp. .................    9.500   08/01/14      1,071,600
                                                                                   ------------
                                                                                      3,565,200
                                                                                   ------------
          METALS 3.3%
    245   Foundation, PA Coal Co. ..........................    7.250   08/01/14        243,775
    735   Freeport-McMoRan Copper &
             Gold, Inc.  ...................................    8.375   04/01/17        781,856
  1,505   Novelis, Inc. (Canada) ...........................    7.250   02/15/15      1,339,450
                                                                                   ------------
                                                                                      2,365,081
                                                                                   ------------
          RETAIL 6.5%
  1,045   Brown Shoe Co., Inc. .............................    8.750   05/01/12      1,039,775
  1,400   JC Penney Corp., Inc. ............................    8.000   03/01/10      1,461,537
  2,150   Phillips-Van Heusen Corp. ........................    7.250   02/15/11      2,150,000
                                                                                   ------------

                                                                                      4,651,312
                                                                                   ------------
          SERVICES 3.4%
  1,760   Allied Waste North America, Inc. .................    6.375   04/15/11      1,740,200
     45   Allied Waste North America, Inc. .................    7.875   04/15/13         46,519
    416   Aramark Services Inc. ............................    5.000   06/01/12        364,000
     60   Aramark Services, Inc. (c)........................    6.739   02/01/15         53,250
    215   Aramark Services, Inc. ...........................    8.500   02/01/15        216,612
                                                                                   ------------
                                                                                      2,420,581
                                                                                   ------------
          TELECOMMUNICATIONS 9.0%
    861   Axtel, SA (Mexico) ...............................   11.000   12/15/13        938,490
    375   Citizens Communications Co. ......................    6.250   01/15/13        341,250
    500   Exodus Communications,
             Inc. (d) (e) (f) ..............................   11.250   07/01/08              0
    290   Nordic Tel Co. Holdings
             (Denmark) (b) .................................    8.875   05/01/16        282,750
  3,000   Qwest Corp. (c)...................................    6.050   06/15/13      2,715,000
  1,000   Qwest Corp. ......................................    7.875   09/01/11      1,002,500
    815   Wind Acquisition Finance, SA
             (Luxembourg) (b) ..............................   10.750   12/01/15        835,375
    345   Windstream Corp. .................................    8.125   08/01/13        340,687
                                                                                   ------------
                                                                                      6,456,052
                                                                                   ------------
          TRANSPORTATION 12.4%
  1,360   ArvinMeritor, Inc. ...............................    8.750   03/01/12      1,251,200
    390   Asbury Automotive Group, Inc. ....................    7.625   03/15/17        310,050
  1,535   Ford Motor Credit Co. ............................    7.000   10/01/13      1,198,603
  2,915   Ford Motor Credit Co. ............................    7.250   10/25/11      2,396,220
  2,140   General Motors Acceptance Corp. ..................    6.875   09/15/11      1,639,048
  1,645   Sonic Automotive, Inc., Ser B ....................    8.625   08/15/13      1,529,850
    700   United Auto Group, Inc. ..........................    7.750   12/15/16        609,000
                                                                                   ------------
                                                                                      8,933,971
                                                                                   ------------
          UTILITY 18.7%
  1,275   AES Corp. ........................................    7.750   03/01/14      1,289,344
     41   AES Corp. ........................................    8.875   02/15/11         43,152
    127   AES Corp. ........................................    9.375   09/15/10        134,937
    615   CMS Energy Corp. .................................    6.300   02/01/12        621,778
    700   CMS Energy Corp. .................................    8.500   04/15/11        747,019
  3,100   Colorado Interstate Gas Co. ......................    6.800   11/15/15      3,211,622
    795   Dynegy Holdings, Inc. ............................    7.750   06/01/19        747,300
    405   Equitable Resources, Inc. ........................    6.500   04/01/18        407,806
    800   Intergen NV (Netherlands) (b).....................    9.000   06/30/17        840,000
    465   IPALCO Enterprises, Inc. .........................    8.375   11/14/08        473,137
    405   IPALCO Enterprises, Inc. .........................    8.625   11/14/11        428,287

    510   Nevada Power Co., Ser A ..........................    8.250   06/01/11        553,169
    765   NRG Energy, Inc. .................................    7.375   01/15/17        745,875
    735   Reliant Energy, Inc. .............................    7.875   06/15/17        735,000
    315   Sierra Pacific Power Co., Ser H ..................    6.250   04/15/12        323,095
    690   Texas Competitive Electric
             Holdings Co. LLC, Ser A (b) ...................   10.250   11/01/15        690,863
  1,435   Texas Competitive Electric
             Holdings Co. LLC, Ser B (b) ...................   10.250   11/01/15      1,436,794
                                                                                   ------------
                                                                                     13,429,178
                                                                                   ------------
          WIRELESS COMMUNICATIONS 5.8%
    240   American Tower Corp. .............................    7.125   10/15/12        246,600
  1,425   American Tower Corp. .............................    7.500   05/01/12      1,464,188
  1,775   Nextel Communications, Inc., Ser
             E .............................................    6.875   10/31/13      1,403,290
  1,000   Rural Cellular Corp. .............................    8.250   03/15/12      1,030,000
                                                                                   ------------
                                                                                      4,144,078
                                                                                   ------------
          TOTAL CORPORATE BONDS 170.6% .....................                        122,792,179
                                                                                   ------------
          UNITED STATES TREASURY OBLIGATION 4.9%
  3,400   United States Treasury Bond ......................    4.500   02/15/36      3,513,424
                                                                                   ------------
          COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
    424   American Home Mortgage
             Assets (c) ....................................    2.898   06/25/47        208,490
    398   American Home Mortgage Assets
             (c) ...........................................    2.908   10/25/46        198,820
    450   Countrywide Alternative Loan
             Trust (c) .....................................    2.815   03/20/47        215,784
    450   Countrywide Alternative Loan
             Trust (c) .....................................    3.118   10/25/46         45,000
    375   Countrywide Alternative Loan
             Trust (c) .....................................    3.418   01/25/36        147,788
    275   Greenpoint Mortgage Funding
             Trust  (c) ....................................    3.008   09/25/46        128,660
    375   Harborview Mortgage Loan Trust
             (c) ...........................................    3.148   08/21/36         75,000
    700   Lehman XS Trust Ser (c)...........................    3.598   03/25/47        213,938
    548   Luminent Mortgage Trust (c).......................    2.958   07/25/36        236,466
    325   Structured Asset Mortgage
             Investments, Inc. (c) .........................    2.968   08/25/36        156,615
                                                                                   ------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ........                          1,626,561
                                                                                   ------------

EQUITIES  0.0%
DecisionOne Corp. (5,483 Common Shares) (f) (g).................................               0

Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (f) (g)...........               0
VS Holdings, Inc. (20,207 Common Shares) (f) (g)................................               0
XO Holdings, Inc. (681 Common Shares) (g).......................................             885
XO Holdings, Inc., Ser A (1,364 Common Stock Warrants, expiring 01/16/10)
      (g).......................................................................             137
XO Holdings, Inc., Ser B (1,022 Common Stock Warrants, expiring 01/16/10)
      (g).......................................................................              51
XO Holdings, Inc., Ser C (1,022 Common Stock Warrants, expiring 01/16/10)
      (g).......................................................................              41
                                                                                   -------------
TOTAL EQUITIES 0.0%.............................................................           1,114
                                                                                   -------------
   TOTAL LONG-TERM INVESTMENTS 177.8%
   (Cost $139,469,667)..........................................................     127,933,278
                                                                                   -------------
SHORT-TERM INVESTMENTS 12.8%
REPURCHASE AGREEMENTS 11.0%
Banc of America Securities ($2,719,073 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at $2,719,254)  ......................       2,719,073
Citigroup Global Markets, Inc. ($2,719,073 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $2,719,232)  ......................       2,719,073
JPMorgan Chase & Co. ($815,722 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $815,773)  ........................................         815,722
State Street Bank & Trust Co. ($1,680,132 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $1,680,216)  ......................       1,680,132
                                                                                   -------------
   TOTAL REPURCHASE AGREEMENTS .................................................       7,934,000
                                                                                   -------------
UNITED STATES GOVERNMENT AGENCY OBLIGATION 1.8%
United States Treasury Bill ($1,270,000 par, yielding 2.181%, 04/10/08
   maturity) (h) ...............................................................       1,269,323
                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS 12.8%
  (Cost $9,203,323).............................................................       9,203,323
                                                                                   -------------
TOTAL INVESTMENTS 190.6%
  (Cost $148,672,990)...........................................................     137,136,601
OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%......................................         431,504
 PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (91.2%).....................     (65,607,915)
                                                                                   -------------

NET ASSETS 100.0%...............................................................   $  71,960,190
                                                                                   -------------

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)  Payment-in-kind security.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)  Floating Rate Coupon.

(d)  This borrower has filed for protection in federal bankruptcy court.

(e)  Non-income producing as security is in default.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) Non-income producing security as this stock currently does not declare income dividends.

(h) All or a portion of this security has been physically segregated in connection with open futures contracts.

REIT - Real Estate Investment Trust

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                       UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS   DEPRECIATION
                                                          ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $214,656 per contract) ...........       14        $  14,953
                                                             ---        ---------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, June 2008 (Current Notional
   Value of $118,797 per contract) ....................       28          (28,241)
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $114,234 per contract) ...........        8           (1,518)
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
   Notional Value of $118,953 per contract) ...........      176         (617,952)
                                                             ---        ---------
                                                             212        $(647,711)
                                                             ---        ---------
 TOTAL FUTURES CONTRACTS ..............................      226        $(632,758)
                                                             ---        ---------

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2008:
CREDIT DEFAULT SWAPS

                                                             PAY/
                                                            RECEIVE                NOTIONAL
                                                BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
COUNTERPARTY           REFERENCE ENTITY        PROTECTION    RATE        DATE       (000)      PAYMENTS     VALUE
--------------------   ---------------------   ----------   -------   ----------   --------   ---------   ----------
Bank of                Carnival
   America, N.A.          Corp.                    Buy        1.57%    03/20/18     $  810             0  $ (11,823)
Bank of                Goodrich
   America, N.A.          Corp.                    Buy        0.70     03/20/13        565             0     (5,601)
Bank of                Goodrich
   America, N.A.          Corp.                    Buy        0.82     03/20/18        395             0     (7,204)
Bank of                Nordstrom, Inc.
   America, N.A.                                   Buy        1.03     03/20/18        545             0     12,708
Bank of                Pactiv
   America, N.A.          Corp.                    Buy        1.38     03/20/13      1,195             0     (1,782)
Bank of                Sealed Air
   America, N.A.          Corp.                    Buy        1.08     03/20/18        245             0      8,942
Bank of                Sealed Air
   America, N.A.          Corp.                    Buy        1.12     03/20/18        350             0     11,708
Bank of                Textron Financial
   America, N.A.          Corp.                    Buy        0.80     03/20/18        640             0     38,593
Bank of                Toll Brothers, Inc.
   America, N.A.                                   Buy        2.25     03/20/18        345             0      3,080
Bank of                Toll Brothers, Inc.
   America, N.A.                                   Buy        2.90     03/20/13        685             0      4,081
Citibank, N.A.,        Eaton
   New York               Corp.                    Buy        0.62     03/20/13        630             0      4,640
Citibank, N.A.,        Eaton
   New York               Corp.                    Buy        0.72     03/20/13        515             0      1,427
Citibank, N.A.,        Eaton
   New York               Corp.                    Buy        0.82     03/20/18      1,045             0      8,587
Citibank, N.A.,        MGIC Investment
   New York               Corp.                    Buy        7.90     03/20/13        450             0    (28,927)
Credit Suisse
   International       ABX.HE.AAA.06-1             Buy        0.18     07/25/45        730       116,734     76,519

Credit Suisse
   International       ABX.HE.AAA.06-1             Buy        0.18     07/25/45        730       109,438     76,519
Credit Suisse          Arrow
   International          Electronics,
                          Inc.                     Buy        1.00     03/20/15        855             0      4,219
Credit Suisse          Arrow
   International          Electronics,
                          Inc.                     Buy        1.11     03/20/13      1,105             0     (5,506)
Credit Suisse          Nordstrom, Inc.
   International                                   Buy        1.04     03/20/13      1,320             0     12,302
Credit Suisse          Nordstrom, Inc.
   International                                   Buy        1.05     03/20/13        685             0      6,074
Credit Suisse          Pactiv
   International          Corp.                    Buy        1.35     03/20/13      1,195             0       (426)
Credit Suisse          The PMI Group,
   International          Inc.                     Buy        8.10     03/20/13        400             0    (19,143)
Deutsche Bank          Washington
   AG, New York           Mutual, Inc.             Buy        5.00     06/20/13        720             0     (4,614)
Goldman Sachs          AvalonBay
   International          Communities,
                          Inc.                     Buy        3.05     03/20/13      1,330             0    (13,713)
Goldman Sachs          Carnival
   International          Corp.                    Buy        1.60     03/20/18         70             0       (939)
Goldman Sachs          Coca-Cola
   International          Enterprises, Inc.        Buy        0.59     03/20/13      1,370             0     (3,040)
Goldman Sachs          Eaton
   International          Corp.                    Buy        0.97     03/20/18        450             0     (1,888)
Goldman Sachs          FirstEnergy
   International          Corp.                    Buy        1.25     03/20/13      1,315             0     (8,451)
Goldman Sachs          Goodrich
   International          Corp.                    Buy        0.47     03/20/18        365             0      3,848
Goldman Sachs          Merrill Lynch &
   International          Co., Inc.                Buy        2.45     03/20/13        735             0      6,683

Goldman Sachs          Nordstrom, Inc.
   International                                  Buy        1.05     06/20/13         690            0      38,001
Goldman Sachs          ProLogis
   International                                  Buy        3.33     03/20/13         585            0       4,413
Goldman Sachs          Sealed Air
   International          Corp.                   Buy        1.08     03/20/18         480            0      17,518
Goldman Sachs          Sealed Air
   International          Corp.                   Buy        1.24     03/20/18         235            0       5,715
Goldman Sachs          Simon Property
   International          Group, L.P.             Buy        2.32     03/20/18         865            0     (44,869)
Goldman Sachs          Simon Property
   International          Group, L.P.             Buy        2.37     03/20/18       1,085            0     (60,200)
Goldman Sachs          Textron Financial
   International          Corp.                   Buy        1.05     03/20/13       1,110            0      24,869
Goldman Sachs          Trane Inc.
   International                                  Buy        0.50     03/20/13         250            0       1,842
Goldman Sachs          Trane Inc.
   International                                  Buy        0.60     03/20/18         105            0         762
JPMorgan               Eaton
   Chase Bank,            Corp.
   N.A.                                           Buy        0.60     03/20/13         225            0       1,864
JPMorgan               Merrill Lynch &
   Chase Bank,            Co., Inc.
   N.A.                                           Buy        2.30     03/20/13         700            0      10,846
JPMorgan               Nordstrom, Inc.
   Chase Bank,
   N.A.                                           Buy        1.07     03/20/18         430            0       8,693
JPMorgan               Nordstrom, Inc.
   Chase Bank,
   N.A.                                           Buy        1.15     03/20/18         430            0       6,027
JPMorgan               The Pepsi
   Chase Bank,            Bottling Group,
   N.A.                   Inc.                    Buy        0.58     03/20/13         340            0      (1,177)

JPMorgan               The Pepsi
   Chase Bank,            Bottling Group,
   N.A.                   Inc.                    Buy        0.63     03/20/13         470            0      (2,822)
Lehman                 Arrow
   Brothers               Electronics,
   Special                Inc.
   Financing, Inc.                                Buy        1.04     03/20/18         145            0       1,084
Lehman                 Arrow
   Brothers               Electronics,
   Special                Inc.
   Financing, Inc.                                Buy        1.40     03/20/13       2,025            0      (1,103)
Lehman                 Coca-Cola
   Brothers               Enterprises, Inc.
   Special
   Financing, Inc.                                Buy        0.64     03/20/13       1,235            0      (5,867)
Lehman                 Goodrich
   Brothers               Corp.
   Special
   Financing, Inc.                                Buy        0.45     03/20/18         450            0       5,481
Lehman                 Goodrich
   Brothers               Corp.
   Special
   Financing, Inc.                                Buy        0.46     03/20/18         320            0       3,636
Lehman                 MetLife, Inc.
   Brothers
   Special
   Financing, Inc.                                Buy        2.15     03/20/13         785            0     (23,187)
Merrill Lynch          Carnival
   International          Corp.                   Buy        1.50     03/20/18         795            0      (7,076)
Merrill Lynch          Carnival
   International          Corp.                   Buy        1.57     03/20/18         670            0      (9,722)
Merrill Lynch          Carnival
   International          Corp.                   Buy        1.60     03/20/18         445            0      (5,969)
Merrill Lynch          Eaton
   International          Corp.                   Buy        0.92     03/20/18         490            0         (73)

Merrill Lynch          The Walt Disney
   International          Co.                     Buy        0.60     03/20/13       1,275            0      (4,635)
Merrill Lynch          The Walt Disney
   International          Co.                     Buy        0.77     03/20/13       2,025            0        (606)
UBS AG                 Martin Marietta
                          Materials, Inc.         Buy        1.73     03/20/18         320            0       6,395
UBS AG                 Martin Marietta
                          Materials, Inc.         Buy        1.78     03/20/13         320            0       3,703
UBS AG                 Textron Financial
                          Corp.                   Buy        1.00     03/20/13         660            0      15,993
UBS AG                 Textron Financial
                          Corp.                   Buy        1.01     03/20/13         450            0      10,876
UBS AG                 Textron Financial
                          Corp.                   Buy        1.06     03/20/13       1,100            0      (3,617)
UBS AG                 Toll Brothers, Inc.        Buy        2.90     03/20/13       1,060            0       6,301
UBS AG                 Trane, Inc.                Buy        0.50     03/20/13         755            0       5,563
UBS AG                 Trane, Inc.                Buy        0.60     03/20/18         790            0       5,733
Goldman Sachs
   International       CDX.NA.IG.HVOL.9          Sell        1.40     12/20/12       1,500                 (129,769)
(116,018)
JPMorgan                  SLM Corp.
   Chase Bank,
   N.A.                                          Sell        4.95     03/20/13         385            0     (43,900)
Lehman                    CDX.NA.HY.9
   Brothers
   Special
   Financing, Inc.                               Sell        3.75     12/20/12       4,554     (293,164)   (506,835)
Merrill Lynch
      International    CDX.NA.IG.HVOL.9          Sell        1.40     12/20/12       2,475     (261,420)   (191,430)
   Merrill Lynch          SLM Corp.
      International                              Sell        5.00     03/20/13         385            0     (43,257)
                                                                                              ---------   ---------
   TOTAL CREDIT DEFAULT SWAPS
                                                                                              $(458,181)  $(720,175)
                                                                                              =========   =========

INTEREST RATE SWAPS

                                           PAY/
                                          RECEIVE                         NOTIONAL
                                         FLOATING    FIXED   EXPIRATION    AMOUNT
COUNTERPARTY       FLOATING RATE INDEX     RATE      RATE       DATE        (000)       VALUE
----------------   -------------------   --------   ------   ----------   --------   ----------
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        5.550%    02/22/18     $ 9,270   $  182,063
Bank of            USD-LIBOR BBA
   America N.A.                          Pay        5.638     03/07/18       9,260      208,998
Deutsche Bank      USD-LIBOR BBA
   AG New York                           Pay        5.031     10/25/17      20,700    1,975,862
Bank of            USD-LIBOR BBA
   America, N.A.                         Receive    5.958     02/22/23      11,830     (166,803)
Bank of            USD-LIBOR BBA
   America N.A.                          Receive    6.040     03/07/23      11,905     (195,242)
JPMorgan           USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Receive    3.966     03/25/18       2,200       20,715
JPMorgan           USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Receive    3.966     03/25/18       3,300       31,072
JPMorgan           USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.361     08/24/17       8,200      889,520
JPMorgan           USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.428     08/20/17       9,700    1,109,250
                                                                                     ----------
TOTAL INTEREST RATE SWAPS                                                             4,055,435
                                                                                     ----------
TOTAL SWAP AGREEMENTS                                                                $3,335,260
                                                                                     ==========

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Trust's investments carried at value:

                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                SECURITIES       INSTRUMENTS*
---------------------------   --------------   ---------------
Level 1 - Quoted Prices        $      1,114      $ (632,758)
Level 2 - Other Significant
Observable Inputs               137,135,487       3,335,260
Level 3 - Significant
Unobservable Inputs                     -0-             -0-
                               ------------      ----------
   TOTAL                       $137,136,601      $2,702,502
                               ============      ==========

*    Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008